SIGNIFICANT TRANSACTIONS - SPAC Merger - Fair Value of Identifiable Assets and Liabilities as of Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	Aug. 14, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about business combination [line items]
Proceeds from SPAC Trust	$ 178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	$ 132			$ 0	$ 132
SPAC Merger, net of transaction costs (in shares)	23,921,083
Shares Issues In SPAC Merger, amount	$ 298
Kyivstar Group professional fees	(30)
SPAC Merger equity issued, net of transaction costs	268
Fair Value	324
Fair value of Cohen Circle Net Assets acquired	162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)	$ 162	$ 0	$ 162	$ 0	$ 162
Public Investors
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
SPAC Merger, net of transaction costs (in shares)	17,152,985
Shares Issues In SPAC Merger, amount	$ 218
Public Investors | Shares issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
Number of share granted (in shares)	17,152,985
Fair Value	$ 218
Public Investors | Warrants issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 3.35
Number of share granted (in shares)	7,666,629
Fair Value	$ 26
Non-Redeeming Shareholders
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
SPAC Merger, net of transaction costs (in shares)	757,745
Shares Issues In SPAC Merger, amount	$ 10
Non-Redeeming Shareholders | Shares issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
Number of share granted (in shares)	757,745
Fair Value	$ 10
Sponsor And Cantor
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
SPAC Merger, net of transaction costs (in shares)	4,686,515
Shares Issues In SPAC Merger, amount	$ 59
Sponsor | Shares issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 12.70
Number of share granted (in shares)	4,686,515
Fair Value	$ 59
Sponsor vesting shares, Tranche 1
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 8.70
SPAC Merger, net of transaction costs (in shares)	661,919
Shares Issues In SPAC Merger, amount	$ 6
Sponsor vesting shares, Tranche 1 | Shares issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 8.70
Number of share granted (in shares)	661,919
Fair Value	$ 6
Sponsor vesting shares, Tranche 2
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 8.10
SPAC Merger, net of transaction costs (in shares)	661,919
Shares Issues In SPAC Merger, amount	$ 5
Sponsor vesting shares, Tranche 2 | Shares issued
Disclosure of detailed information about business combination [line items]
Shares issues to SPAC (in dollars per share)	$ 8.10
Number of share granted (in shares)	661,919
Fair Value	$ 5